SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


12-02	  CEE      1400      14.7964      17.21 	     Weeden & Co
12-03	  " "      1400      14.7600      17.11             " "
12-04	  " "      1400      14.4829      16.91             " "
12-05	  " "      1000      14.6500      16.98             " "
12-06	  " "       800      14.6000      16.85             " "
12-09	  " "      1700      14.4959      16.87             " "
12-10	  " "      1100      14.3500      16.75             " "
12-30	  " "      1600      14.5900      16.92             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          1/09/03